Term loans (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure Of Term Loans [Abstract]
Schedule of term loans
	2021	2020
	Figures in Rand thousands
Rand Merchant Bank	-	2,760
Caixa Geral de Depositos S.A.	15,930	20,209
Total	15,930	22,969
Less: Short term portion	(5,462)	(5,154)
Long term portion	10,468	17,815

Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities
Figures in Rand thousands	Loans from related parties	Other loans and borrowings	Lease liabilities	Total
Balance at March 1, 2020	8,362	22,969	98,997	130,328
Changes from financing cash flows	855,855	(8,247)	(46,751)	800,857
Proceeds from borrowings	857,367	-	-	857,367
Repayment of borrowings	(1,512)	(8 247)	-	(9,759)
Payment of lease liabilities	-	-	(46,751)	(46,751)
The effect of changes in foreign exchange rates	25,712	1,208	448	27,368
Other changes	2,048	-	45,990	48,038
Interest paid	-	(1,666)	(5,588)	(7,254)
New leases	-	-	45,990	45,990
Interest expense	2,048	1,666	5,588	9,302
Balance at February 28, 2021	891,977	15,930	98,684	1,006,591
Figures in Rand thousands	Loans from related parties	Other loans and borrowings	Lease liabilities	Total
Balance at Mar 1, 2019	7,716	239,290	116,912	363,918
Changes from financing cash flows	-	(217,815)	(58,417)	(276,232)
Repayment of borrowings	-	(217,815)	-	(217,815)
Payment of lease liabilities	-	-	(58 417)	(58,417)
The effect of changes in foreign exchange rates	646	1,494	1	2,141
Other changes	-	-	40,501	40,501
Interest paid	-	(9,323)	-	(9,323)
New leases	-	-	32,993	32,993
Interest expense	-	9,323	7,508	16,831
Balance at February 29, 2020	8,362	22,969	98 997	130,328